Financial gain (loss) (Tables)	3 Months Ended
Mar. 31, 2025
Financial Income (Loss) [Abstract]
Disclosure of net financial income (loss)	The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Interest on bond loans	39	(2,155)
Interest on convertible loan notes	(1,436)	(1,356)
Interest on conditional advances	(51)	(22)
Interest on royalty certificates	(932)	(983)
Interest on lease liabilities	(5)	(19)
Increase in derivatives fair value	(1,187)	(175)
Increase in other liabilities at fair value through profit and loss	—	(1,051)
Transaction costs	(581)	—
Foreign exchange losses	(69)	(954)
Other	(5)	(6)
Financial expenses	(4,228)	(6,723)
Interest income	2,534	859
Decrease/(increase) in derivatives fair value	—	145
Decrease/(increase) in other liabilities at fair value through profit and loss	1,571	—
Effect of unwinding the discount related to advances made to CROs	182	233
Day-one gain on recognition of financial liabilities	147	147
Foreign exchange gains	1,585	80
Other financial income	12	88
Financial income	6,031	1,552
Financial gain (loss)	1,803	(5,170)